Share Capital and Dividends - Summary of Option Activity (Details)	12 Months Ended
	Mar. 31, 2020 shares $ / shares	Mar. 31, 2019 shares $ / shares	Mar. 31, 2018 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised (in shares) | shares	(53,987)
Weighted average exercise price of share options exercised (in CAD per option) | $ / shares	$ 3.85	$ 3.75	$ 3.80
Long Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares) | shares	2,623,542	1,296,660	1,040,160
Granted (in shares) | shares	970,500	680,000	314,000
Deemed issuance of replacement stock options on business acquisition (note 3) (in shares) | shares	0	910,461	0
Forfeited (in shares) | shares	(137,151)	(170,946)	(55,000)
Expired (in shares) | shares	(230,615)	(894)	0
Exercised (in shares) | shares	(53,987)	(91,739)	(2,500)
Ending balance (in shares) | shares	3,172,289	2,623,542	1,296,660
Exercisable at year end (in shares) | shares	1,513,789	1,478,542	788,160
Beginning balance (in CAD per option) | $ / shares	$ 3.80	$ 2.66	$ 2.36
Granted (in CAD per option) | $ / shares	3.63	4.48	3.80
Deemed issuance of replacement stock options on business acquisition (note 3) (in CAD per option) | $ / shares	0	5.17	0
Forfeited (in CAD per option) | $ / shares	4.88	5.82	3.12
Expired (in CAD per option) | $ / shares	3.66	2.66	0
Weighted average exercise price of share options exercised (in CAD per option) | $ / shares	3.10	2.66	2.21
Ending balance (in CAD per option) | $ / shares	3.72	3.80	2.66
Exercisable at year end (in CAD per option) | $ / shares	$ 3.43	$ 3.60	$ 2.15